Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - Schedule of Applying the New Accounting Policy - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022		Apr. 01, 2022
Non-current assets
Intangible (Customer Acquisition, net of amortisation)			$ 35,186,496
Deferred tax assets	[1]		537,915
Other receivables			50,939,090
Total of assets			86,663,501
Liabilities Items
Customer Acquisition List Payable, net of current portion			(29,146,665)
Less: Part Payment made towards Customer Acquisition during the year ended March 31, 2023			(395,209)
Net of payments during the year ended March 31, 2023			(28,751,456)
Deferred tax liability	[1]		(2,297,717)
Other financial liabilities
Interest on tax payable			(845,792)
CSR expenses payable			(206,619)
Statutory liabilities	[1]		(7,790,691)
Customer acquisition payable			(29,146,665)
Current tax liability			(3,305,308)
Total of liabilities			(72,344,247)
Net balances adjusted
Retained earnings (refer to Consolidated Statement of Changes in Equity)		4,518,954	12,148,403
Pre-adjustment [Member]
Non-current assets
Intangible (Customer Acquisition, net of amortisation)			(35,186,496)		$ (35,186,496)
Deferred tax assets	[1]		(537,915)
Other receivables			(50,939,090)		(50,939,090)
Total of assets			(86,663,501)		(86,663,501)
Liabilities Items
Net of payments during the year ended March 31, 2023			28,751,456
Deferred tax liability			2,297,717	[1]	2,297,717	[2]
Other financial liabilities
Interest on tax payable			845,792
Statutory liabilities	[1]		7,997,310
Customer acquisition payable			29,146,665		29,146,665
Current tax liability			3,305,308		3,305,308
Total of liabilities			72,344,247
Net balances adjusted			(14,319,254)		(14,319,254)
Retained earnings (refer to Consolidated Statement of Changes in Equity)			$ (14,319,254)		(14,319,254)
Post-adjustment [Member]
Non-current assets
Intangible (Customer Acquisition, net of amortisation)
Deferred tax assets	[1]
Other receivables
Total of assets
Liabilities Items
Customer Acquisition List Payable, net of current portion
Less: Part Payment made towards Customer Acquisition during the year ended March 31, 2023
Net of payments during the year ended March 31, 2023
Other financial liabilities
CSR expenses payable
Statutory liabilities	[1]
Total of liabilities
Net balances adjusted
Retained earnings (refer to Consolidated Statement of Changes in Equity)		$ (2,170,851)			$ (2,170,851)

[1]	These balances were as per standalone financial statements of Lytus India
[2]	These balances were as per standalone financial statements of Lytus India